Fees and Expenses	Nov. 01, 2026 USD ($)
Catalyst Systematic Alpha Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 115 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 63 and Waiver of Up-Front Sales Charge on Class A Shares on page 64.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%[1]	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.30%	0.30%	0.30%
Acquired Fund Fees and Expenses[2]	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	2.22%	2.97%	1.97%
Fee Waiver and/or Expense Reimbursement[3]	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.19%	2.94%	1.94%

[1]	The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge) on shares redeemed within two years of purchase.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Fund’s advisor, Catalyst Capital Advisors LLC “(the Advisor”), has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses, such as regulatory inquiry and litigation expenses) at 2.02%, 2.77% and 1.77% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2027. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed), so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation through its expiration period, October 31, 2027, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation through its expiration period, October 31, 2027, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
YEAR	Class A	Class C	Class I
1	$784	$297	$197
3	$1,227	$916	$615
5	$1,694	$1,560	$1,060
10	$2,980	$3,287	$2,293

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2026 was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	50.00%
Catalyst Systematic High Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 115 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 63 and Waiver of Up-Front Sales Charge on Class A Shares on page 64.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%[1]	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.75%	1.75%	1.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.52%	0.52%	0.49%
Acquired Fund Fees and Expenses[2]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	2.54%	3.29%	2.26%
Fee Waiver and/or Expense Reimbursement[3]	(0.28)%	(0.28)%	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.26%	3.01%	2.01%

[1]	The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge) on shares redeemed within two years of purchase.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Fund’s advisor, Catalyst Capital Advisors, LLC (the “Advisor”), has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; taxes; underlying fund expenses and, extraordinary expenses, such as regulatory inquiry and litigation expenses) at 2.24%, 2.99% and 1.99% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2027. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed), so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation through its expiration period, October 31, 2027, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation through its expiration period, October 31, 2027, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
YEAR	Class A	Class C	Class I
1	$791	$304	$204
3	$1,295	$987	$682
5	$1,824	$1,693	$1,187
10	$3,265	$3,567	$2,576

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2026 was 207% of the average value of its portfolio.

Portfolio Turnover, Rate	207.00%
Catalyst Buffered Shield Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 115 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 63 and Waiver of Up-Front Sales Charge on Class A Shares on page 64.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%[1]	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.87%	0.87%	0.87%
Interest/Dividend Expense	0.01%	0.01%	0.01%
Remaining Other Expenses	0.86%	0.86%	0.86%
Acquired Fund Fees and Expenses[2]	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	2.44%	3.19%	2.19%
Fee Waiver and/or Expense Reimbursement [3]	(0.88)%	(0.88)%	(0.88)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.56%	2.31%	1.31%

[1]	The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge) on shares redeemed within two years of purchase.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Fund’s advisor, Catalyst Capital Advisors LLC (the “Advisor”), has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; taxes; underlying fund expenses, and extraordinary expenses, such as regulatory inquiry and litigation expenses) at 1.48%, 2.23% and 1.23% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2027. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed), so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation through its expiration period, October 31, 2027, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation through its expiration period, October 31, 2027, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
YEAR	Class A	Class C	Class I
1	$725	$234	$133
3	$1,213	$901	$600
5	$1,726	$1,593	$1,094
10	$3,129	$3,434	$2,455

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2026 was 0% of the value of its portfolio.

Portfolio Turnover, Rate	none
Catalyst/Millburn Hedge Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 115 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 63 and Waiver of Up-Front Sales Charge on Class A Shares on page 64.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class C-1	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of the NAV of the shares redeemed or the original purchase price)	1.00%[1]	None	1.00%[2]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee	None	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.75%	1.75%	1.75%	1.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.17%	0.17%	0.17%	0.17%
Interest/Dividend Expense	0.01%	0.01%	0.01%	0.01%
Remaining Other Expenses	0.16%	0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses[3]	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	2.26%	3.01%	3.01%	2.01%

[1]	The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge) on shares redeemed within two years of purchase.
[2]	Maximum Deferred Sales Charge on Class C-1 shares applies to shares sold within 12 months of purchase.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
YEAR	Class A	Class C	Class C-1 (if you redeemed your shares)	Class C-1 (if you did not redeem your shares)	Class I
1	$791	$304	$404	$304	$204
3	$1,241	$930	$930	$930	$630
5	$1,715	$1,582	$1,582	$1,582	$1,083
10	$3,021	$3,327	$3,327	$3,327	$2,338

Expense Example, No Redemption [Table]
Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2026 was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%
Catalyst Nasdaq-100 Hedged Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 115 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 63 and Waiver of Up-Front Sales Charge on Class A Shares on page 64.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%[1]	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	1.18%	1.19%	1.17%
Interest/Dividend Expense	0.09%	0.09%	0.09%
Remaining Other Expenses	1.09%	1.10%	1.08%
Acquired Fund Fees and Expenses[2]	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	2.75%	3.51%	2.49%
Fee Waiver and/or Expense Reimbursement [3]	(0.85)%	(0.86)%	(0.84)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.90%	2.65%	1.65%

[1]	The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge) on shares redeemed within two years of purchase.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Fund’s advisor, Catalyst Capital Advisors LLC (the “Advisor”), has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; underlying fund expenses; taxes and, extraordinary expenses, such as regulatory inquiry and litigation expenses) at 1.74%, 2.49% and 1.49% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2027. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed), so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation through its expiration period, October 31, 2027, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation through its expiration period, October 31, 2027, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
YEAR	Class A	Class C	Class I
1	$757	$268	$168
3	$1,303	$997	$695
5	$1,875	$1,748	$1,250
10	$3,420	$3,726	$2,763

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended June 30, 2026 was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	45.00%
Catalyst/Aspect Enhanced Multi-Asset Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 115 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 63 and Waiver of Up-Front Sales Charge on Class A Shares on page 64.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	1.00%[1]	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.75%	1.75%	1.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.54%	0.50%	0.54%
Acquired Fund Fees and Expenses[2]	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	2.59%	3.30%	2.34%
Fee Waiver and/or Expense Reimbursement [3]	(0.30)%	(0.26)%	(0.30)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.29%	3.04%	2.04%

[1]	The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge) on shares redeemed within two years of purchase.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Fund’s advisor, Catalyst Capital Advisors LLC (the “Advisor”), has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit total annual fund operating expenses (excluding brokerage costs; acquired fund fees and expenses; borrowing costs, such as (a) interest, and (b) dividends on securities sold short; taxes; and extraordinary expenses, such as regulatory inquiry and litigation expenses) at 2.24%, 2.99% and 1.99% for Class A shares, Class C shares and Class I shares, respectively, through October 31, 2027. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Advisor, by the Advisor with the consent of the Board of Trustees, or upon the termination of the advisory agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed), so long as such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense limitation at the time such expenses were waived, and (ii) the Fund’s current expense limitation at the time of recoupment.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation through its expiration period, October 31, 2027, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example only accounts for the Fund’s expense limitation through its expiration period, October 31, 2027, and then depicts the Fund’s total annual expenses thereafter. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
YEAR	Class A	Class C	Class I
1	$794	$307	$207
3	$1,307	$991	$702
5	$1,846	$1,699	$1,223
10	$3,310	$3,577	$2,653

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal period ended June 30, 2026 was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	28.00%